Financial items (Table)	12 Months Ended
Dec. 31, 2018
Finance Income Expense [Abstract]
Schedule of Finance items [text block]
	Full year
(in USD million)	2018	2017	2016

Foreign exchange gains (losses) derivative financial instruments	149	(920)	353
Other foreign exchange gains (losses)	(315)	1,046	(473)

Net foreign exchange gains (losses)	(166)	126	(120)

Dividends received	150	63	46
Gains (losses) financial investments	(72)	108	(0)
Interest income financial investments	45	64	63
Interest income non-current financial receivables	27	24	22
Interest income current financial assets and other financial items	132	228	305

Interest income and other financial items	283	487	436

Gains (losses) derivative financial instruments	(341)	(61)	470

Interest expense bonds and bank loans and net interest on related derivatives	(922)	(1,004)	(830)
Interest expense finance lease liabilities	(23)	(26)	(26)
Capitalised borrowing costs	552	454	355
Accretion expense asset retirement obligations	(461)	(413)	(420)
Interest expense current financial liabilities and other finance expense	(185)	86	(122)

Interest and other finance expenses	(1,040)	(903)	(1,043)

Net financial items	(1,263)	(351)	(258)